    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 28, 2000

                                                     REGISTRATION NO.:  811-9713
                                                                       333-91725
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                         POST-EFFECTIVE AMENDMENT NO. 1                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 2                               /X/

                            ------------------------

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                         ------------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                              --------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this registration statement.

                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

         ---    immediately upon filing pursuant to paragraph (b)
          X     on August 31, 2000 pursuant to paragraph (b)
         ---
                60 days after filing pursuant to paragraph (a)
         ---
                on (date) pursuant to paragraph (a) of rule 485
         ---

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     PROSPECTUS -AUGUST 31, 2000


ACTIVE ASSETS
                                                       INSTITUTIONAL MONEY TRUST
                                                             PREMIER MONEY TRUST


                                                 TWO SEPARATE MONEY MARKET FUNDS
                               OFFERED EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE
     ASSETS-Registered Trademark- OR BUSINESSCAPE-SM- FINANCIAL SERVICE PROGRAMS



                                         FOR INFORMATION ON THE ACTIVE ASSETS OR
                                   BUSINESSCAPE FINANCIAL SERVICE PROGRAMS, READ
                            THE CLIENT ACCOUNT AGREEMENT FOR EACH PROGRAM AND/OR
                    CALL (800) 869-3326 OR (212) 392-5000 (FOR THE ACTIVE ASSETS
                      PROGRAM) OR (800) 355-3086 (FOR THE BUSINESSCAPE PROGRAM).


  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


Eligible Investors/Overview        .............................                   1

The Funds
Active Assets Institutional Money
Trust                              Investment Objectives... ....                   2
                                   Principal Investment
                                   Strategies...................                   2
                                   Principal Risks..............                   2
                                   Fees and Expenses............                   3
Active Assets Premier
Money Trust                        Investment Objectives... ....                   5
                                   Principal Investment
                                   Strategies...................                   5
                                   Principal Risks..............                   5
                                   Fees and Expenses............                   6

Fund Management.................................................                   8

Shareholder Information            Pricing Fund Shares..........                   9
                                   How Are Fund Investments
                                   Made?........................                   9
                                   How Are Fund Shares Sold?....                  10
                                   Distributions................                  12
                                   Tax Consequences.............                  12

Financial Highlights............................................                  14

                                   THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION
                                   ABOUT THE FUNDS. PLEASE READ IT CAREFULLY AND
                                   KEEP IT FOR FUTURE REFERENCE.

ELIGIBLE INVESTORS/OVERVIEW


           Active Assets Institutional Money Trust and Active Assets Premier Money Trust (each, a "Fund") are two separate money market funds offered exclusively to participants in the Active
           Assets-Registered Trademark- or BusinesScape-SM- financial service programs offered by Dean Witter Reynolds Inc. (the "Financial Service Programs"). (Dean Witter Reynolds Inc. is affiliated with Morgan Stanley Dean Witter Advisors Inc., the Funds' Investment Manager.)



           Participants in the Financial Service Programs are offered a Dean Witter brokerage account that is linked to the Funds, as well as to Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (four other money market funds participating in the Financial Service Programs), a debit card, a checking account and, in the case of the Active Assets program, a federally insured bank account. In addition, participants in the BusinesScape program may have access to a commercial line of credit.



           The annual fee presently charged for participating in the Active Assets program ($80 for individuals and $100 for businesses) or the BusinesScape program ($150) is currently waived for investors in the Funds. At any time, Dean Witter Reynolds Inc. may change the annual fee charged and the services provided under the Financial Service Programs. For details on the Financial Service Programs, please read the client account agreement for each program.



           The minimum investment amount for Active Assets Institutional Money Trust is $10,000,000.



           The minimum investment amount for Active Assets Premier Money Trust is $5,000,000.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

THE FUNDS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST


[ICON]  INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------
           The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market securities:

                                     -      Commercial paper;

                                     -      Corporate obligations;

                                     -      Debt obligations of U.S.-regulated banks and instruments
                                            secured by those obligations (including certificates of
                                            deposit);

                                     -      Certificates of deposit of savings banks and savings and
                                            loan associations;

                                     -      Debt obligations issued or guaranteed as to principal and
                                            interest by the U.S. government, its agencies or
                                            instrumentalities;

                                     -      Repurchase agreements (which may be viewed as a type of
                                            secured lending by the Fund); and

                                     -      Foreign bank obligations.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------


           There is no assurance that the Fund will achieve its investment objectives.


           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL PERIOD ENDED JUNE 30, 2000.

[End Sidebar]
           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

           FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.


 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
 Management Fee                                             0.04%
--------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.00%
--------------------------------------------------------------------
 Other expenses                                             0.16%
--------------------------------------------------------------------
 Total annual Fund operating expenses(1)                    0.20%
--------------------------------------------------------------------



1                       The fees and expenses disclosed above reflect that the
                        Investment Manager has agreed under its Investment
                        Management Agreement with the Fund to assume the Fund's
                        operating expenses (except for brokerage fees) to the extent such operating expenses exceed on an annualized basis 0.20%
                        of the average daily net assets of the Fund. If the Fund had borne all of its expenses that were assumed or waived by the
                        Investment Manager, the annualized expense ratios would have been as follows: (i) management fee: 0.15%;
                        (ii) distribution and service (12b-1) fee: 0.00%;
                        (iii) other expenses: 0.16%; and (iv) total annual Fund
                        operating expenses: 0.31%.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                                     1 YEAR           3 YEARS
                                     -------------------------
                                        $20             $64
                                     -------------------------


           The Fund commenced operations on February 15, 2000 and as of the date of this PROSPECTUS did not have a full calendar year of performance to report.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS PREMIER MONEY TRUST


[ICON]  INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------

           The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market securities:

                                     -      Commercial paper;
                                     -      Corporate obligations;
                                     -      Debt obligations of U.S.-regulated banks and instruments
                                            secured by those obligations (including certificates of
                                            deposit);
                                     -      Certificates of deposit of savings banks and savings and
                                            loan associations;
                                     -      Debt obligations issued or guaranteed as to principal and
                                            interest by the U.S. government, its agencies or
                                            instrumentalities;
                                     -      Repurchase agreements (which may be viewed as a type of
                                            secured lending by the Fund); and
                                     -      Foreign bank obligations.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------


           There is no assurance that the Fund will achieve its investment objectives.


           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL PERIOD ENDED JUNE 30, 2000.

[End Sidebar]
           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

           FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.


 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
 Management Fee                                             0.01%
--------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.00%
--------------------------------------------------------------------
 Other expenses                                             0.29%
--------------------------------------------------------------------
 Total annual Fund operating expenses(1)                    0.30%
--------------------------------------------------------------------



1                       The fees and expenses disclosed above reflect that the
                        Investment Manager has agreed under its Investment
                        Management Agreement with the Fund to assume the Fund's
                        operating expenses (except for brokerage fees) to the extent such operating expenses exceed on an annualized basis 0.30%
                        of the average daily net assets of the Fund. If the Fund had borne all of its expenses that were assumed or waived by the
                        Investment Manager, the annualized expense ratios would have been as follows: (i) management fee: 0.25%;
                        (ii) distribution and service (12b-1) fee: 0.00%;
                        (iii) other expenses: 0.29%; and (iv) total annual Fund
                        operating expenses: 0.54%.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                     1 YEAR           3 YEARS
                                     -------------------------
                                        $31             $96
                                     -------------------------



           The Fund commenced operations on February 15, 2000 and as of the date of this PROSPECTUS did not have a full calendar year of performance to report.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $150 BILLION IN ASSETS UNDER MANAGEMENT AS OF JULY 31, 2000.

[End Sidebar]

FUND MANAGEMENT

           Each Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


                            Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager, calculated by applying the following annual rates to the net assets of the Fund:



                                                                 INVESTMENT MANAGEMENT FEE
                                                                (AS A PERCENT OF THE FUND'S
FUND                                                             AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------
 Active Assets Institutional Money Trust                             0.15%
--------------------------------------------------------------------------------------------
 Active Assets Premier Money Trust                                   0.25%
--------------------------------------------------------------------------------------------



The Investment Manager has agreed under each respective Investment Management Agreement to assume Fund operating expenses (except for brokerage fees) to the extent that such operating expenses exceed 0.20% of the average daily net assets for Active Assets Institutional Money Trust and 0.30% of the average daily net assets for Active Assets Premier Money Trust, which may reduce the investment management fee below 0.15% and 0.25%, respectively, of the Funds' average daily net assets. For example, in the case of Active Assets Premier Money Trust, if "other expenses" are estimated to be 0.06% of the Fund's average daily net assets, then the investment management fee rate paid by the Fund would equal 0.24% of the Fund's average daily net assets. If in the future "other expenses" decline to 0.05% of the Fund's average daily net assets, the investment management fee paid by the Fund would equal 0.25% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE
MORGAN STANLEY DEAN
WITTER FAMILY OF FUNDS AND
WOULD LIKE TO CONTACT A
FINANCIAL ADVISOR, CALL
(877) 937-MSDW (TOLL-FREE)
FOR THE TELEPHONE NUMBER OF
THE MORGAN STANLEY DEAN
WITTER OFFICE NEAREST YOU.
YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
www.msdw.com/individual/funds
[End Sidebar]


SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

           The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 12:00 noon, at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------


           Cash balances in your Financial Service Program account (through the Active Assets program or the BusinesScape program) that are not invested in securities will be automatically invested in shares of the Fund of your choice on each day that the New York Stock Exchange is open for business. You may select any fund offered for investment to Financial Service Program participants, including the Funds and Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. Alternatively, if you are a participant in the Active Assets program, you may choose to have your cash balances deposited in a federally insured bank account designated by Dean Witter Reynolds Inc. rather than invested in a fund. You may change your investment selection at any time by notifying your Morgan Stanley Dean Witter Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.


           WIRING MONEY TO YOUR ACTIVE ASSETS ACCOUNT


           To purchase Fund shares by wiring federal funds to your account, contact your Morgan Stanley Dean Witter Financial Advisor. If your wire is received prior to 12:00 noon Eastern time, your money will be invested in shares of the selected Fund on that day at the Fund's share price calculated on that day.


           AUTOMATIC PURCHASES


           Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances or withdrawals, and any checks written against the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of your selected Fund on the next business day at the Fund's share price calculated on that next day. However, if you make a cash payment into your account (by check) after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund may not occur until the second business day after the payment is made (at the share price calculated on that day).


           ALL PURCHASES

           You begin earning dividends the same day your Fund shares are purchased.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

           VOLUNTARY SALES

           If you wish to sell all or some of your Fund shares, you may do so by:

           (a) instructing your Morgan Stanley Dean Witter Financial Advisor to wire transfer federal funds to your bank;


           (b) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks); or



           (c) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals).



           Once you have taken any of these steps, your sale will normally be processed on that same day at the Fund's share price calculated that day. If you submit a wire instruction to sell shares before 12:00 noon Eastern time, you will receive payment of your sale proceeds on that day. If you submit your instruction after that time, your shares will be sold on the next business day and you will receive the proceeds from the sale on that next day. If you seek to sell Fund shares by writing a check against your account, Fund shares will not be sold until the day on which the check is presented for payment. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Dean Witter Financial Advisor or the applicable information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals, then Dean Witter Reynolds Inc. may take the authorized steps described in your client account agreement. If you seek to sell shares by wire instruction, the amount covered in the instruction may not exceed the value of Fund shares you hold less any debits accrued to your account; otherwise, the wire instruction will be refused and you will need to resubmit the instruction for a lesser amount.

           AUTOMATIC SALES


           NEGATIVE BALANCES IN YOUR ACTIVE ASSETS ACCOUNT. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the same day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that day. If the value of your Fund shares is insufficient to equal the negative balance, Dean Witter Reynolds Inc. is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.



           In addition, if Dean Witter Reynolds Inc. exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.


           INSUFFICIENT INVESTMENT AMOUNTS. If your investment in a Fund falls below the Fund's minimum investment requirement, your Fund shares will be sold and the proceeds will be reinvested as follows:


                IF THE VALUE OF YOUR INVESTMENT IS LESS THAN                    YOUR PROCEEDS WILL BE INVESTED IN
                -------------------------------------------------------------------------------------------------
                 $10 million but at least $5 million                            Active Assets Premier Money Trust
                -------------------------------------------------------------------------------------------------
                 $5 million                                                     Active Assets Money Trust
                -------------------------------------------------------------------------------------------------



           You should be aware that Active Assets Money Trust is subject to higher annual expenses than either Fund. In addition, if your investment is reinvested in shares of Active Assets Money Trust, you will lose one or more day's dividend because of the timing difference between the way the funds earn dividends. Please consult Active Assets Money Trust's prospectus for more details.



           The value of your investment will be tracked on a 30-day rolling average basis. In the event the value of your investment does not meet the minimum investment requirement for your Fund, we will provide you notice that allows you 30 days to increase your investment amount to satisfy the Fund's minimum investment requirement. A pattern of frequent notices may result in the Fund, in its discretion, automatically selling your shares, even if you meet the minimum investment requirement at the time of such sale. However, your shares will not be sold unless you had previously received a notice alerting you that the next time the value of your shares falls below your Fund's investment minimum (based on a 30-day rolling average basis) your shares will automatically be sold.


           ALL SALES

           You will not earn a dividend on the day your shares are sold.

           Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

           Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Investment Manager does not anticipate that there will be significant capital gain distributions.


           Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income to shareholders of record as of 12:00 noon Eastern time the same day (or, on days when the New York Stock Exchange closes early, at such earlier time). Dividends are reinvested automatically in additional shares of the respective Fund (rounded to the last 1/100 of a share). Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least once in December.


[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

           Your distributions are normally subject to federal and state income tax when they are paid. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Fund.


           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

           When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance since the commencement of operations. Certain information reflects financial results for a single Fund share throughout the period. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.)



This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this PROSPECTUS.


                                                FOR THE
                                                 PERIOD
                                                FEBRUARY 15,
                                                 2000*
                                                THROUGH JUNE
                                                30, 2000
------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------
 Net asset value, beginning of period           $   1.00
------------------------------------------------------------
 Net income from investment operations             0.023
------------------------------------------------------------
 Less dividends from net investment income        (0.023)
------------------------------------------------------------
 Net asset value, end of period.                $   1.00
------------------------------------------------------------

 TOTAL RETURN                                       2.31%(1)
------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------
 Expenses                                           0.20%(2)(3)
------------------------------------------------------------
 Net investment income                              6.12%(2)(3)
------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------
 Net assets, end of period, in thousands.       $813,428
------------------------------------------------------------

* Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.31% and 6.01%, respectively for the period ended June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

 14
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000


                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (46.7%)
           BANKING (1.8%)
$  5,000   Citicorp
             08/24/00........................................................         6.64%         $  4,952,622
  10,000   Morgan (J.P.) & Co. Inc.
             07/10/00........................................................         6.57             9,987,361
                                                                                                    ------------
                                                                                                      14,939,983
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL/EQUIPMENT/TRUCKS (1.7%)
  14,000   Caterpillar Financial Services Corp.
             07/06/00........................................................         6.52            13,992,475
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (6.7%)
  30,000   Associates Corp. of North America
             07/11/00........................................................         6.61            29,956,333
  24,800   General Electric Capital Corp.
             09/07/00 - 12/29/00.............................................      6.28 - 6.97        24,174,558
                                                                                                    ------------
                                                                                                      54,130,891
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.8%)
  23,000   Honeywell International
             07/19/00 - 08/25/00.............................................      6.56 - 6.65        22,865,457
                                                                                                    ------------
           FINANCE - AUTOMOTIVE (4.6%)
  13,000   DaimlerChrysler North America Holding Corp. 08/28/00..............         6.76            12,865,522
  25,000   Ford Motor Credit Co.
             07/06/00........................................................         6.82            24,985,813
                                                                                                    ------------
                                                                                                      37,851,335
                                                                                                    ------------
           FINANCE - CONSUMER (3.0%)
  19,800   New Center Asset Trust
             07/17/00 - 09/12/00.............................................      6.14 - 6.68        19,679,354
   5,000   Norwest Financial Inc.
             08/16/00........................................................         6.62             4,959,972
                                                                                                    ------------
                                                                                                      24,639,326
                                                                                                    ------------
           FINANCE - CORPORATE (5.1%)
  27,000   CIT Group Inc.
             07/07/00 - 08/22/00.............................................      6.63 - 6.64        26,861,923
  15,000   Ciesco, L.P.
             08/22/00........................................................         6.62            14,863,542
                                                                                                    ------------
                                                                                                      41,725,465
                                                                                                    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              15
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED


                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           INTERNATIONAL BANKS (7.9%)
$ 10,000   Barclays U.S. Funding Corp.
             07/05/00........................................................         6.79%         $  9,996,233
  10,000   Commerzbank U.S. Finance Inc.
             08/23/00........................................................         6.75             9,905,934
   8,950   Cregem North America Inc.
             09/11/00........................................................         6.69             8,835,490
  20,000   Deutsche Bank Financial Inc.
             07/31/00 - 08/24/00.............................................      6.60 - 6.64        19,876,322
  10,000   Dresdner U.S. Finance Inc.
             09/06/00........................................................         6.70             9,881,014
   6,000   UBS Finance (Delaware) LLC
             09/05/00........................................................         6.71             5,929,600
                                                                                                    ------------
                                                                                                      64,424,593
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (3.1%)
  20,000   Goldman Sachs Group Inc.
             07/05/00 - 08/18/00.............................................      6.63 - 6.64        19,952,606
   5,000   Merrill Lynch & Co. Inc.
             07/13/00........................................................         6.58             4,990,972
                                                                                                    ------------
                                                                                                      24,943,578
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (3.8%)
  25,000   Merck & Co., Inc.
             07/07/00........................................................         6.86            24,980,972
   6,000   Schering Corp.
             09/19/00........................................................         6.37             5,919,270
                                                                                                    ------------
                                                                                                      30,900,242
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (3.1%)
  25,000   Halliburton Co.
             07/10/00........................................................         6.62            24,968,072
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (0.9%)
   7,000   Motorola Inc.
             07/26/00........................................................         6.58             6,970,841
                                                                                                    ------------
           UTILITIES (2.2%)
  18,000   National Rural Utilities Coop Finance Corp.
             08/17/00 - 09/27/00.............................................      6.63 - 6.71        17,792,124
                                                                                                    ------------

           TOTAL COMMERCIAL PAPER
           (COST $380,144,382)....................................................................   380,144,382
                                                                                                    ------------

           U.S. GOVERNMENT AGENCIES (23.5%)
   1,321   Federal Farm Credit Banks
             01/30/01........................................................         6.51             1,273,151
 188,433   Federal Home Loan Banks
             07/03/00 - 05/22/01.............................................      6.42 - 7.10      187,735,524


                       SEE NOTES TO FINANCIAL STATEMENTS

16
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED


                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
$  2,000   Federal Home Loan Mortgage Corp.
             03/01/01........................................................         6.45%         $  1,918,863
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (COST $190,927,538)....................................................................   190,927,538
                                                                                                    ------------

           CERTIFICATES OF DEPOSIT (8.1%)
   6,000   Citibank, N.A.
             10/03/00........................................................         6.61             6,000,000
  10,000   First Union National Bank
             07/27/00........................................................         6.65            10,000,000
  10,000   Fleet National Bank
             09/08/00........................................................         6.73            10,000,000
  15,000   Harris Trust & Savings Bank
             07/03/00........................................................         6.58            15,000,000
  25,000   SunTrust Bank, Atlanta
             07/21/00 - 09/11/00.............................................      6.65 - 6.70        25,000,000
                                                                                                    ------------

           TOTAL CERTIFICATES OF DEPOSIT
           (COST $66,000,000).....................................................................    66,000,000
                                                                                                    ------------

           SHORT-TERM BANK NOTE (2.2%)
  18,000   Bank of America, N.A.
             07/20/00 - 09/01/00
             (COST $18,000,000)..............................................      6.25 - 6.82        18,000,000
                                                                                                    ------------

           REPURCHASE AGREEMENT (19.5%)
 158,416   Banc of America Securities LLC
             6.90% due 07/03/00 (dated 06/30/00;
             proceeds $158,507,089) (a)
             (COST $158,416,000).............................................                        158,416,000
                                                                                                    ------------



TOTAL INVESTMENTS (COST $813,487,920) (B) ................................................  100.0%   813,487,920

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................    0.0        (59,625)
                                                                                            ------  ------------

NET ASSETS................................................................................  100.0%  $813,428,295
                                                                                            ------  ------------
                                                                                            ------  ------------



---------------------

(a) Collateralized by $54,440,512 Federal Home Loan Mortgage Corp. 6.00% - 7.50% due 03/01/07 - 06/01/30 valued at $48,938,784; and $128,347,040
     Federal National Mortgage Assoc. 6.00% - 8.50% due 07/01/14 - 07/01/30 valued at $112,645,536.
(b)  Cost is the same for federal income tax purposes.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              17
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000


ASSETS:
Investments in securities, at value
  (cost $813,487,920).........................................................................  $813,487,920
Cash..........................................................................................        10,498
Interest receivable...........................................................................       710,174
Deferred offering costs.......................................................................        78,644
Prepaid expenses..............................................................................        13,482
                                                                                                ------------

     TOTAL ASSETS.............................................................................   814,300,718
                                                                                                ------------

LIABILITIES:
Payable for:
    Dividends to shareholders.................................................................       439,469
    Investment management fee.................................................................       105,324
Offering costs................................................................................        64,660
Accrued expenses..............................................................................       262,970
                                                                                                ------------

     TOTAL LIABILITIES........................................................................       872,423
                                                                                                ------------

     NET ASSETS...............................................................................  $813,428,295
                                                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $813,380,139
Undistributed net investment income...........................................................        48,239
Net realized loss.............................................................................           (83)
                                                                                                ------------

     NET ASSETS...............................................................................  $813,428,295
                                                                                                ============

NET ASSET VALUE PER SHARE,
  813,428,295 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ============


                       SEE NOTES TO FINANCIAL STATEMENTS

18
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 15, 2000* THROUGH JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $13,225,324
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................      312,994
Registration fees..............................................................................      232,106
Offering costs.................................................................................       48,156
Professional fees..............................................................................       36,839
Custodian fees.................................................................................       17,222
Trustees' fees and expenses....................................................................        3,866
Other..........................................................................................        2,212
                                                                                                 -----------

     TOTAL EXPENSES............................................................................      653,395

Less: amounts waived/reimbursed................................................................     (236,070)
                                                                                                 -----------

     NET EXPENSES..............................................................................      417,325
                                                                                                 -----------

     NET INVESTMENT INCOME:....................................................................   12,807,999

     NET REALIZED LOSS.........................................................................          (83)
                                                                                                 -----------

NET INCREASE...................................................................................  $12,807,916
                                                                                                 ===========

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              19
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS



                                                                                          FOR THE PERIOD
                                                                                        FEBRUARY 15, 2000*
                                                                                             THROUGH
                                                                                          JUNE 30, 2000
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................................................  $           12,807,999
Net realized loss...................................................................                     (83)
                                                                                      ----------------------

     NET INCREASE...................................................................              12,807,916

Dividends to shareholders from net investment income................................             (12,807,916)

Net increase from transactions in shares of beneficial interest.....................             813,328,295
                                                                                      ----------------------

     NET INCREASE...................................................................             813,328,295

NET ASSETS:
Beginning of period.................................................................                 100,000
                                                                                      ----------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $48,239)......................  $          813,428,295
                                                                                      ======================


---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

20
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and had no operations other than those relating to organizational matters and issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (The "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


E. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $126,800 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.


                                                                              21
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT


Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.



The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the period ended June 30, 2000 aggregated $27,896,094,696 and $27,089,033,373, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager is the Fund's transfer agent.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                   FOR THE PERIOD
                                                                    FEBRUARY 15,
                                                                       2000*
                                                                      THROUGH
                                                                   JUNE 30, 2000
                                                                   ---------------
Shares sold......................................................   2,224,090,621
Shares issued in reinvestment of dividends.......................      12,368,447
                                                                   --------------
                                                                    2,236,459,068
Shares repurchased...............................................  (1,423,130,773)
                                                                   --------------
Net increase in shares outstanding...............................     813,328,295
                                                                   ==============

---------------------


 *   Commencement of operations.

5. FEDERAL INCOME TAX STATUS



As of June 30, 2000, the Fund had a permanent book/tax difference attributable to nondeductible expenses. To reflect reclassification arising from this difference, paid-in-capital was charged and undistributed net investment income was credited $48,156.


22
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST



We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the period February 15, 2000 (commencement of operations) to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.


We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period February 15, 2000 (commencement of operations) to June 30, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000


                      2000 FEDERAL TAX NOTICE (UNAUDITED)



       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2000, 3.25% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.


                                                                              23
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS


On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.



The report of PricewaterhouseCoopers LLP on the financial statement of the Fund as of
January 7, 2000 contained no adverse or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.



From January 7, 2000 through July 1, 2000 there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statement.



On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the period ended
June 30, 2000.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance since the commencement of operations. Certain information reflects financial results for a single Fund share throughout the period. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.)



This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this PROSPECTUS.


                                                FOR THE
                                                 PERIOD
                                                FEBRUARY 15,
                                                 2000*
                                                THROUGH JUNE
                                                30, 2000
------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------
 Net asset value, beginning of period           $   1.00
------------------------------------------------------------
 Net income from investment operations             0.023
------------------------------------------------------------
 Less dividends from net investment income        (0.023)
------------------------------------------------------------
 Net asset value, end of period                 $   1.00
------------------------------------------------------------

 TOTAL RETURN                                       2.29%(1)
------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------
 Expenses                                           0.30%(2)(3)
------------------------------------------------------------
 Net investment income                              6.02%(2)(3)
------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------
 Net assets, end of period, in thousands        $215,942
------------------------------------------------------------

* Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.54% and 5.78%, respectively for the period ended June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              25
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (77.7%)
           BANKING (2.8%)
$  6,000   Morgan (J.P.) & Co. Inc.
             09/05/00........................................................         6.69%         $  5,929,813
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (1.4%)
   3,050   Caterpillar Financial Services Corp. 07/06/00.....................         6.52             3,048,361
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (6.4%)
   7,000   Associates First Capital Corp.
             08/02/00 - 08/29/00.............................................      6.60 - 6.79         6,951,597
   7,000   General Electric Capital Corp.
             09/07/00 - 12/28/00.............................................      6.28 - 6.88         6,874,241
                                                                                                    ------------
                                                                                                      13,825,838
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.8%)
   6,000   Honeywell International
             07/25/00........................................................         6.68             5,975,763
                                                                                                    ------------
           FINANCE - AUTOMOTIVE (12.9%)
   4,000   American Honda Finance Corp.
             07/07/00........................................................         6.57             3,997,111
   7,000   BMW U.S. Capital Corp.
             08/08/00........................................................         6.61             6,954,220
   7,000   DaimlerChrysler North America Holding Corp.
             09/12/00........................................................         6.69             6,909,160
   6,000   Ford Motor Credit Co.
             07/10/00........................................................         6.60             5,992,358
   4,000   General Motors Acceptance Corp.
             07/21/00........................................................         6.57             3,986,940
                                                                                                    ------------
                                                                                                      27,839,789
                                                                                                    ------------
           FINANCE - CONSUMER (10.2%)
   7,000   American Express Credit Corp.
             08/14/00........................................................         6.60             6,946,672
   7,600   New Center Asset Trust
             07/17/00 - 08/30/00.............................................      6.14 - 6.66         7,557,067
   7,500   Norwest Financial Inc.
             07/11/00 - 08/16/00.............................................      6.61 - 6.62         7,469,433
                                                                                                    ------------
                                                                                                      21,973,172
                                                                                                    ------------
           FINANCE - CORPORATE (5.7%)
   5,500   CIT Group Inc.
             07/19/00 - 08/11/00.............................................      6.63 - 6.65         5,467,187
   7,000   Ciesco, L.P.
             07/06/00........................................................         6.60             6,996,173
                                                                                                    ------------
                                                                                                      12,463,360
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

26
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED


                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           FOOD & BEVERAGES (5.5%)
$  7,000   Coca-Cola Co.
             08/15/00........................................................         6.60%         $  6,945,402
   5,000   Heinz (H.J.) Co.
             07/12/00........................................................         6.60             4,991,825
                                                                                                    ------------
                                                                                                      11,937,227
                                                                                                    ------------
           INSURANCE (1.4%)
   3,000   American General Finance Corp.
             08/22/00........................................................         6.62             2,972,708
                                                                                                    ------------
           INTERNATIONAL BANKS (9.2%)
   6,000   Barclays U.S. Funding Corp.
             07/05/00........................................................         6.79             5,997,740
   4,000   Commerzbank U.S. Finance Inc.
             08/23/00........................................................         6.75             3,962,373
   4,000   Deutsche Bank Financial Inc.
             08/28/00........................................................         6.75             3,958,685
   3,000   UBS Finance (Delaware) LLC
             09/05/00........................................................         6.71             2,964,800
   3,000   Westpac Capital Corp.
             08/24/00........................................................         6.74             2,971,270
                                                                                                    ------------
                                                                                                      19,854,868
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (3.7%)
   6,000   Goldman Sachs Group Inc.
             07/05/00 - 08/18/00.............................................      6.63 - 6.64         5,981,774
   2,000   Merrill Lynch & Co. Inc.
             07/12/00 - 07/13/00.............................................      6.56 - 6.58         1,996,574
                                                                                                    ------------
                                                                                                       7,978,348
                                                                                                    ------------
           MAJOR CHEMICALS (1.0%)
   2,125   Dupont (E.I.) De Nemours
             07/07/00........................................................         6.57             2,123,465
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (2.8%)
   6,000   AT&T Corp.
             07/13/00........................................................         6.61             5,989,067
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (1.4%)
   3,000   Halliburton Co.
             07/10/00........................................................         6.57             2,996,208
                                                                                                    ------------
           PHARMACEUTICALS (2.3%)
   4,000   Merck & Co., Inc.
             07/07/00........................................................         6.86%            3,996,956
   1,000   Schering Corp.
             09/19/00........................................................         6.37               986,545
                                                                                                    ------------
                                                                                                       4,983,501
                                                                                                    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              27
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED


                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATION EQUIPMENT (2.8%)
$  6,000   Motorola Inc.
             07/28/00 - 08/21/00.............................................     6.58 - 6.62%      $  5,959,712
                                                                                                    ------------
           UTILITIES (5.6%)
   4,000   Duke Energy Corp.
             07/05/00........................................................         6.58             3,998,551
   8,000   National Rural Utilities Coop Finance Corp.
             08/17/00 - 09/27/00.............................................      6.63 - 6.71         7,919,287
                                                                                                    ------------
                                                                                                    $ 11,917,838
                                                                                                    ------------

           TOTAL COMMERCIAL PAPER
           (COST $167,769,038)....................................................................   167,769,038
                                                                                                    ------------

           CERTIFICATES OF DEPOSIT (6.0%)
   1,000   Citibank, N.A.
             10/03/00........................................................         6.61             1,000,000
   3,000   First Union National Bank
             07/27/00........................................................         6.65             3,000,000
   4,000   Fleet National Bank
             09/08/00........................................................         6.73             4,000,000
   5,000   Harris Trust & Savings Bank
             07/03/00........................................................         6.58             5,000,000
                                                                                                    ------------

           TOTAL CERTIFICATES OF DEPOSIT
           (COST $13,000,000).....................................................................    13,000,000
                                                                                                    ------------

           U.S. GOVERNMENT AGENCY OBLIGATIONS (2.6%)
   4,500   Federal Home Loan Banks
             12/29/00 - 05/22/01.............................................      6.42 - 7.10         4,250,958
   1,500   Federal Home Loan Mortgage Corp.
             03/01/01........................................................         6.45             1,439,148
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (COST $5,690,106)......................................................................     5,690,106
                                                                                                    ------------

           SHORT-TERM BANK NOTE (2.6%)
   5,000   Bank of America N.A.
             07/20/00 - 09/01/00
             (COST $5,000,000)...............................................     6.25 - 6.82%         5,000,000
                                                                                                    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

28
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED


PRINCIPAL                             DESCRIPTION
AMOUNT IN                                 AND
THOUSANDS                            MATURITY DATES                                                    VALUE
----------------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENT (11.1%)
$ 24,526   Banc of America Securities LLC
             6.90% due 07/03/00 (dated 06/30/00;
             proceeds $24,540,102) (a)
             (COST $24,526,000)..............................................                       $ 24,526,000
                                                                                                    ------------



TOTAL INVESTMENTS
(COST $215,985,144) (B)...................................................................  100.0%   215,985,144

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................    0.0        (42,929)
                                                                                            ------  ------------

NET ASSETS................................................................................  100.0%  $215,942,215
                                                                                            ------  ------------
                                                                                            ------  ------------



---------------------

(a) Collateralized by $23,674,466 Federal Home Loan Mortgage Corp. 6.50% - 7.00% due 07/01/29 - 01/01/30 valued at $21,935,303; and $3,852,705 Federal
     National Mortgage Assoc. 6.50% due 11/01/28 valued at $3,081,218.
(b)  Cost is the same for federal income tax purposes.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              29
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000


ASSETS:
Investments in securities, at value
  (cost $215,985,144).........................................................................  $215,985,144
Cash..........................................................................................        22,206
Interest receivable...........................................................................       149,369
Deferred offering costs.......................................................................        78,644
Prepaid expenses..............................................................................         2,297
                                                                                                ------------

     TOTAL ASSETS.............................................................................   216,237,660
                                                                                                ------------

LIABILITIES:
Payable for:
    Dividends to shareholders.................................................................       113,824
    Investment management fee.................................................................        25,060
Offering costs................................................................................        64,660
Accrued expenses..............................................................................        91,901
                                                                                                ------------

     TOTAL LIABILITIES........................................................................       295,445
                                                                                                ------------

     NET ASSETS...............................................................................  $215,942,215
                                                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $215,894,059
Undistributed net investment income...........................................................        48,156
                                                                                                ------------

     NET ASSETS...............................................................................  $215,942,215
                                                                                                ============

NET ASSET VALUE PER SHARE,
  215,942,215 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ============


                       SEE NOTES TO FINANCIAL STATEMENTS

30
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 15, 2000* THROUGH JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME.................................................................................  $3,403,089
                                                                                                  ----------

EXPENSES
Investment management fee.......................................................................     134,340
Registration fees...............................................................................      63,165
Offering costs..................................................................................      48,156
Professional fees...............................................................................      36,839
Trustees' fees and expenses.....................................................................       3,896
Custodian fees..................................................................................       2,487
Transfer agent fees and expenses................................................................         197
Other...........................................................................................       2,384
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................     291,464

Less: amounts waived/reimbursed.................................................................    (130,256)
                                                                                                  ----------

     NET EXPENSES...............................................................................     161,208
                                                                                                  ----------

NET INVESTMENT INCOME...........................................................................   3,241,881
                                                                                                  ==========

---------------------

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              31
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS



                                                                                          FOR THE PERIOD
                                                                                        FEBRUARY 15, 2000*
                                                                                              ENDED
                                                                                          JUNE 30, 2000
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................................................  $            3,241,881
Dividends to shareholders from net investment income................................              (3,241,881)
Net increase from transactions in shares of beneficial interest.....................             215,842,215
                                                                                      ----------------------

     NET INCREASE...................................................................             215,842,215

NET ASSETS:
Beginning of period.................................................................                 100,000
                                                                                      ----------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $48,156)......................  $          215,942,215
                                                                                      ======================


---------------------

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

32
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Premier Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


E. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $126,800 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.


                                                                              33
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.25% to the net assets of the Fund determined as of the close of each business day.


The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.30% of the daily net assets of the Fund.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the period ended June 30, 2000 aggregated $3,348,501,214 and $3,135,098,543, respectively.


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager is the Fund's transfer agent.


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                                   FOR THE PERIOD
                                                                    FEBRUARY 15,
                                                                       2000*
                                                                      THROUGH
                                                                   JUNE 30, 2000
                                                                   ---------------
Shares sold......................................................     419,255,828
Shares issued in reinvestment of dividends.......................       3,128,057
                                                                   --------------
                                                                      422,383,885
Shares repurchased...............................................    (206,541,670)
                                                                   --------------
Net increase in shares outstanding...............................     215,842,215
                                                                   ==============



5. FEDERAL INCOME TAX STATUS



As of June 30, 2000, the Fund had a permanent book/tax difference attributed to nondeductible expenses. To reflect reclassification arising from this difference, paid-in-capital was charged and undistributed net investment income was credited $48,156.


---------------------

 *   Commencement of operations.

34
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS PREMIER MONEY TRUST



We have audited the accompanying statement of assets and liabilities of Active Assets Premier Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the period February 15, 2000 (commencement of operations) to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.


We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Premier Money Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period
February 15, 2000 (commencement of operations) to June 30, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000


                      2000 FEDERAL TAX NOTICE (UNAUDITED)



       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2000, 1.61% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.


                                                                              35
                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.


The report of PricewaterhouseCoopers LLP on the financial statement of the Fund as of
January 7, 2000 contained no adverse or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.



From January 7, 2000 through July 1, 2000 there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statement.



On July 1, 2000 the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the period ended
June 30, 2000.


36
                       ACTIVE ASSETS PREMIER MONEY TRUST

NOTES

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                                                    PROSPECTUS - AUGUST 31, 2000



Additional information about the Funds' investments is available in the Funds' ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:


                                 (800) 869-NEWS

You also may obtain information about the Funds by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:
                         www.msdw.com/individual/funds

Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

ACTIVE ASSETS
                                                       INSTITUTIONAL MONEY TRUST
                                                             PREMIER MONEY TRUST


                                                       TWO SEPARATE MONEY MARKET
                                                    FUNDS OFFERED EXCLUSIVELY TO
                                                      PARTICIPANTS IN THE ACTIVE
                                ASSETS-Registered Trademark- OR BUSINESSCAPE-SM-
                                                      FINANCIAL SERVICE PROGRAMS
                                                                       CLF#37854


(ACTIVE ASSETS INSTITUTIONAL MONEY TRUST'S INVESTMENT COMPANY ACT FILE NO. IS 811-9713)
(ACTIVE ASSETS PREMIER MONEY TRUST'S INVESTMENT COMPANY ACT FILE NO. IS
811-9711)

STATEMENT OF ADDITIONAL INFORMATION           ACTIVE ASSETS
AUGUST 31, 2000                               INSTITUTIONAL
                                              MONEY TRUST
                                              ACTIVE ASSETS
                                              PREMIER MONEY
                                              TRUST


--------------------------------------------------------------------------------


    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated August 31, 2000) for Active Assets Institutional Money Trust and Active Assets Premier Money Trust (each, a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.


Active Assets Institutional Money Trust
Active Assets Premier Money Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. History of the Funds.....................................    4

II. Description of the Funds and Their Investments and
Risks.......................................................    4

  A. Classification.........................................    4

  B. Investment Strategies and Risks........................    4

  C. Investment Objectives/Policies/Investment
   Restrictions.............................................    6

III. Management of the Funds................................    7

  A. Board of Trustees......................................    7

  B. Management Information.................................    7

  C. Compensation...........................................   11

IV. Control Persons and Principal Holders of Securities.....   13

V. Investment Management and Other Services.................   13

  A. Investment Manager.....................................   13

  B. Principal Underwriter..................................   14

  C. Services Provided by the Investment Manager............   14

  D. Other Service Providers................................   15

  E. Codes of Ethics........................................   16

VI. Brokerage Allocation and Other Practices................   16

  A. Brokerage Transactions.................................   16

  B. Commissions............................................   16

  C. Brokerage Selection....................................   17

  D. Directed Brokerage.....................................   17

  E. Regular Broker-Dealers.................................   17

VII. Capital Stock and Other Securities.....................   18

VIII. Purchase, Redemption and Pricing of Shares............   18

  A. Purchase/Redemption of Shares..........................   18

  B. Offering Price.........................................   19

IX. Taxation of the Funds and Their Shareholders............   20

X. Underwriters.............................................   22

XI. Calculation of Performance Data.........................   22

XII. Financial Statements...................................   22

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Funds' assets.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Either of Active Assets Institutional Money Trust or Active Assets Premier Money Trust, each a registered, no-load open-end investment company.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Funds.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS
--------------------------------------------------------------------------------

    Each Fund was organized as a Massachusetts business trust, under a separate Declaration of Trust, on November 23, 1999.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    Each Fund is an open-end, diversified management investment company whose investment objectives is to provide high current income, preservation of capital and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS entitled "Principal Investment Strategies" and "Principal Risks."


    REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.



    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored by the Investment Manager subject to procedures approved by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Manager, liquidity or other considerations warrant.


    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each Fund may invest in variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

    REVERSE REPURCHASE AGREEMENTS. Each Fund may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. Each Fund will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Funds and for purposes other than meeting redemptions may not exceed 5% of each Fund's total assets.

    PRIVATE PLACEMENTS. Each Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by
Section 4(2) of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Funds to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities."

    LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Funds' management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.


C. INVESTMENT OBJECTIVES/POLICIES/INVESTMENT RESTRICTIONS

    Each Fund's investment objectives, policies and restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and
(ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, in each case, unless otherwise noted or required by law.

    Each Fund will:

         1.  Seek high current income, preservation of capital and liquidity.

    Each Fund will not:

         1. Borrow money, except for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, provided that (i) borrowing in the aggregate may not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed); or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 33 1/3% of the value of the Fund's total assets, and (ii) borrowing for purposes other than meeting redemption requests may not exceed 5% of the value of the Fund's total assets (including the amount borrowed).

         2. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer.

         3. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security).

         4. Purchase any securities, other than obligations of banks or of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         5.  Purchase any common stocks or other equity securities.

         6. Make loans to others, except through the purchase of the permitted debt obligations and repurchase agreements; and loans of portfolio securities in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines established by the Fund's Board of Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

         7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

         8. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

         9.  Underwrite securities of other issuers.

        10. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) entering into any reverse repurchase agreement; (c) purchasing any securities on a when-issued or delayed delivery basis; or (d) borrowing money in accordance with restrictions described above.

    In addition, as a non-fundamental policy, each Fund may not invest in other investment companies in reliance on Section 12(d)(1)(F), 12(d)(1)(G), or 12(d)(1)(J) of the Investment Company Act.

    Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

III. MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of each of the Funds consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Funds, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such Funds as of the calendar year ended December 31, 1999), are shown below.



 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (59) ..........................  Vice Chairman of Kmart Corporation (Since
Trustee                                        December 1998); Director or Trustee of the
c/o Kmart Corporation                          Morgan Stanley Dean Witter Funds; formerly
3100 West Big Beaver Road                      Chairman and Chief Executive Officer of Levitz
Troy, Michigan                                 Furniture Corporation (November 1995-November
                                               1998) and President and Chief Executive Officer
                                               of Hills Department Stores (May 1991-July
                                               1995); formerly variously Chairman, Chief
                                               Executive Officer, President and Chief
                                               Operating Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.;
                                               Director of Weirton Steel Corporation.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Charles A. Fiumefreddo* (67) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Trustee            Witter Funds; formerly Chairman, Chief
Two World Trade Center                         Executive Officer and Director of the
New York, New York                             Investment Manager, the Distributor and MSDW
                                               Services Company; Executive Vice President and
                                               Director of Dean Witter Reynolds; Chairman and
                                               Director of the Transfer Agent; formerly
                                               Director and/or officer of various MSDW
                                               subsidiaries (until June 1998).

Edwin J. Garn (67) ..........................  Director or Trustee of the Morgan Stanley Dean
Trustee                                        Witter Funds; formerly United States Senator
c/o Summit Ventures LLC                        (R-Utah) (1974-1992) and Chairman, Senate
1 Utah Center                                  Banking Committee (1980-1986); formerly Mayor
201 S. Main Street                             of Salt Lake City, Utah (1971-1974); formerly
Salt Lake City, Utah                           Astronaut, Space Shuttle Discovery (April
                                               12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the Utah Regional
                                               Advisory Board of Pacific Corp.; member of the
                                               board of various civic and charitable
                                               organizations.

Wayne E. Hedien (66) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; Director of the PMI
c/o Mayer, Brown & Platt                       Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustees            Trustee and Vice Chairman of the Field Museum
1675 Broadway                                  of Natural History; formerly associated with
New York, New York                             the Allstate Companies (1966-1994), most
                                               recently as Chairman of the Allstate
                                               Corporation (March 1993-December 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July 1989-December 1994); director of
                                               various other business and charitable
                                               organizations.
James F. Higgins* (52) ......................  Chairman of the Private Client Group of MSDW
Trustee                                        (since August 2000); Director of the Transfer
Two World Trade Center                         Agent and Dean Witter Realty Inc.; Director or
New York, New York                             Trustee of the Morgan Stanley Dean Witter Funds
                                               (since June 2000); previously President and
                                               Chief Operating Officer of the Private Client
                                               Group of MSDW (May 1999-August 2000), President
                                               and Chief Operating Officer of Individual
                                               Securities of MSDW (February 1997-May 1999),
                                               President and Chief Operating Officer of Dean
                                               Witter Securities of MSDW (1995-February 1997),
                                               and President and Chief Operating Officer of
                                               Dean Witter Financial (1989-1995) and Director
                                               (1985-1997) of Dean Witter Reynolds.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Dr. Manuel H. Johnson (51) ..................  Senior Partner, Johnson Smick International,
Trustee                                        Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick International, Inc.          founder of the Group of Seven Council (G7C), an
1133 Connecticut Avenue, N.W.                  international economic commission; Chairman of
Washington, D.C.                               the Audit Committee and Director or Trustee of
                                               the Morgan Stanley Dean Witter Funds; Director
                                               of Greenwich Capital Markets, Inc.
                                               (broker-dealer), Independence Standards Board
                                               (private sector organization governing
                                               independence of auditors) and NVR, Inc. (home
                                               construction); Chairman and Trustee of the
                                               Financial Accounting Foundation (oversight
                                               organization of the Financial Accounting
                                               Standards Board); formerly Vice Chairman of the
                                               Board of Governors of the Federal Reserve
                                               System and Assistant Secretary of the U.S.
                                               Treasury.
Michael E. Nugent (64) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Dean Witter Funds; formerly
New York, New York                             Vice President, Bankers Trust Company and BT
                                               Capital Corporation (1984-1988); director of
                                               various business organizations.
Philip J. Purcell* (56) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of MSDW, DWR and Novus Credit
1585 Broadway                                  Services Inc.; Director of MSDW Distributors;
New York, New York                             Director or Trustee of the Morgan Stanley Dean
                                               Witter Funds; Director of American
                                               Airlines, Inc. and its parent company,
                                               AMR Corporation; Director and/or officer of
                                               various MSDW subsidiaries.
John L. Schroeder (70) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Dean Witter Funds; Director of Citizens
Counsel to the Independent Trustees            Utilities Company (telecommunications, gas,
1675 Broadway                                  electric and water utilities company);
New York, New York                             formerly, Executive Vice President and Chief
                                               Investment Officer of the Home Insurance
                                               Company (August 1991-September 1995).
Mitchell M. Merin (47) ......................  President and Chief Operating Officer of Asset
President                                      Management of MSDW (since December 1998);
Two World Trade Center                         President and Director (since April 1997) and
New York, New York                             Chief Executive Officer (since June 1998) of
                                               the Investment Manager and MSDW Services
                                               Company; Chairman, Chief Executive Officer and
                                               Director of the Distributor (since June 1998);
                                               Chairman and Chief Executive Officer (since
                                               June 1998) and Director (since January 1998) of
                                               the Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds (since May 1999); Trustee of
                                               various Van Kampen investment companies (since
                                               December 1999); previously Chief Strategic
                                               Officer of the Investment Manager and MSDW
                                               Services Company and Executive Vice President
                                               of the Distributor (April 1997-June 1998), Vice
                                               President of the Morgan Stanley Dean Witter
                                               Funds (May 1997-April 1999), and Executive Vice
                                               President of Dean Witter, Discover & Co.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Barry Fink (45) .............................  General Counsel of Asset Management of MSDW
Vice President, Secretary and General Counsel  (since May 2000); Executive Vice President
Two World Trade Center                         (since December 1999) and Secretary and General
New York, New York                             Counsel (since February 1997) and Director
                                               (since July 1998) of the Investment Manager and
                                               MSDW Services Company; Vice President,
                                               Secretary and General Counsel of the Morgan
                                               Stanley Dean Witter Funds (since February
                                               1997); Vice President and Secretary of the
                                               Distributor; previously Senior Vice President,
                                               (March 1997-December 1999), First Vice
                                               President, Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               MSDW Services Company.
Jonathan R. Page (53) .......................  Senior Vice President and Director of the Money
Vice President                                 Market Group of the Investment Manager; Vice
Two World Trade Center                         President of various Morgan Stanley Dean Witter
New York, New York                             Funds.
Thomas F. Caloia (54) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         MSDW Services Company; Treasurer of the Morgan
New York, New York                             Stanley Dean Witter Funds.


------------------------
*Denotes Trustees who are "interested persons" of each Fund as defined by the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and PETER M. AVELAR and JAMES F. WILLISON, each, a Senior Vice President of the Investment Manager and Director of the High Yield Group of the Investment Manager and Director of the Tax-Exempt Fixed Income Group of the Investment Manager, respectively, are Vice Presidents of each Fund.

    In addition, MARILYN K. CRANNEY, TODD LEBO, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of each Fund.

    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Funds' independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full board.


    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by either Fund.



    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.


    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, each Fund's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    Each Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (each Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by each Fund. Each Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Funds who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.

    At such time as the Funds have been in operation and have paid fees to the Independent Trustees for a full fiscal year, and assuming that during such fiscal year the Funds hold the same number of meetings of the boards, the Independent Trustees and the Committees as were held by the other

Morgan Stanley Dean Witter Funds during the calendar year ended December 31, 1999, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table.

                         FUND COMPENSATION (ESTIMATED)


                                                               AGGREGATE
                                                              COMPENSATION
                                                               FROM EACH
NAME OF INDEPENDENT TRUSTEE                                       FUND
---------------------------                                   ------------
Michael Bozic...............................................     $1,600
Edwin J. Garn...............................................      1,600
Wayne E. Hedien.............................................      1,600
Dr. Manuel H. Johnson.......................................      2,350
Michael E. Nugent...........................................      2,100
John L. Schroeder...........................................      2,100



    The following table illustrates the compensation paid to the Funds' Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.


            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                                                                TOTAL CASH
                                                               COMPENSATION
                                                              FOR SERVICES TO
                                                                 93 MORGAN
                                                                  STANLEY
                                                                DEAN WITTER
NAME OF INDEPENDENT TRUSTEE                                        FUNDS
---------------------------                                   ---------------
Michael Bozic...............................................     $134,600
Edwin J. Garn...............................................      138,700
Wayne E. Hedien.............................................      138,700
Dr. Manuel H. Johnson.......................................      208,638
Michael E. Nugent...........................................      193,324
John L. Schroeder...........................................      193,324

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, not including the Funds, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five

------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Funds' Independent Trustees by the 55 Morgan Stanley Dean Witter Funds for the year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1999.

         RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS

                               FOR ALL ADOPTING FUNDS
                             ---------------------------
                              ESTIMATED
                               CREDITED
                               YEARS OF      ESTIMATED                               ESTIMATED ANNUAL
                              SERVICE AT     PERCENTAGE     RETIREMENT BENEFITS        BENEFITS UPON
                              RETIREMENT    OF ELIGIBLE     ACCRUED AS EXPENSES       RETIREMENT FROM
NAME OF INDEPENDENT TRUSTEE  (MAXIMUM 10)   COMPENSATION   BY ALL ADOPTING FUNDS   ALL ADOPTING FUNDS(2)
---------------------------  ------------   ------------   ---------------------   ---------------------
Michael Bozic..............       10            60.44%            $20,933                 $50,588
Edwin J. Garn..............       10            60.44              31,737                  50,675
Wayne E. Hedien............        9            51.37              39,566                  43,000
Dr. Manuel H. Johnson......       10            60.44              13,129                  75,520
Michael E. Nugent..........       10            60.44              23,175                  67,209
John L. Schroeder..........        8            50.37              41,558                  52,994

------------------------

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 12.



IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

--------------------------------------------------------------------------------


    The following owned 5% or more of the outstanding shares of Active Assets Institutional Money Trust on August 9, 2000: MGC Communications Inc.,
Attention: Sean Higman, 3291 N. Buffalo Drive 8, Las Vegas, NV 09129-7403--22.670%; Netrail Inc., 230 Peachtree Street, Suite 1700, Atlanta, GA 30303-1537--7.375%; KBRWJ Investors LO, Kathryn A. Hall, One Maritime Plaza 1450, San Francisco, CA 94111-3524--6.661; and Vertical Networks Inc.,
Attention: Mr. Virender K. Ahluwalia, 114 East Arques Avenue, Sunnyvale CA, 94085-4602--6.034%. The following owned 5% or more of the outstanding shares of Active Assets Premier Money Trust on August 9, 2000: Van L. Philips Jr.,
P.O. Box 1873, Ranco Santa Fe, CA 92067-1873--6.193%.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to each Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to separate Investment Management Agreements (each, a "Management Agreement") with the Investment Manager, each Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day:

                                                              INVESTMENT MANAGEMENT FEE
                                                               (AS A PERCENT OF FUND'S
FUND                                                             AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------
 Active Assets Institutional Money Trust:                               0.15%
---------------------------------------------------------------------------------------
 Active Assets Premier Money Trust:                                     0.25%
---------------------------------------------------------------------------------------


    The Investment Manager has agreed under each Management Agreement to assume Fund operating expenses (except for brokerage fees) to the extent that such operating expenses exceed 0.20% of the average daily net assets for Active Assets Institutional Money Trust and 0.30% for Active Assets Premier Money Trust, which may reduce the investment management fee below 0.15% and 0.25%, respectively, of the Funds' average daily net assets.



    Taking these waivers and assumptions of expenses into accounts, for the period February 15, 2000 (commencement of operations) through June 30, 2000, the fees payable to the Investment Manager under its Management Agreement with Active Assets Institutional Money Trust and Active Assets Premier Money Trust amounted to $76,924 and $4,084, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER


    Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of each Fund. In addition, the Distributor may enter into similar agreements with other selected broker dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.



    The Investment Manager compensates Dean Witter Reynolds' Financial Advisors by paying them, from the Investment Manager's own funds, an annual residual commission, currently of 0.03% and 0.05% of the current value of each account for investors in Active Assets Institutional Money Trust and Active Assets Premier Money Trust, respectively, for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts.


    Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to either Fund or any of their shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by either Fund or their shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

    Under the terms of each Management Agreement, in addition to managing each Fund's investments, the Investment Manager maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Funds, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

    Expenses not expressly assumed by the Investment Manager under each Management Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses of each Fund and supplements thereto to the Funds' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of each Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of each Fund's independent accountants; membership dues of industry associations; interest on either Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of each Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of each Fund's operation.

    Each Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to either Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by either Fund or its investors.

    Each Management Agreement will remain in effect from year to year, provided continuance of each Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the applicable Fund, including a majority of the Independent Trustees.

D. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on each Fund's shares and agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.


(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


    The Bank of New York, 100 Church Street, New York, NY 10007, is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.



    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281 serves as the independent accountants of each Fund. The independent accountants are responsible for auditing the annual financial statements of each Fund.

(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


E. CODES OF ETHICS



    The Funds, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through dealers, issuers or underwriters. Such transactions are generally made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


    During the period February 15, 2000 (commencement of operations) through June 30, 2000, the Funds paid no such brokerage commissions or concessions.


B. COMMISSIONS

    Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. Each Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


    During the period February 15, 2000 (commencement of operations) through June 30, 2000, the Funds did not effect any principal transactions with Dean Witter Reynolds.


    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for either Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions they may pay to an affiliated broker or dealer.


    During the period February 15, 2000 (commencement of operations) through June 30, 2000, the Funds paid no brokerage commissions to an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Funds' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.

    Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of each Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Funds do not, however, require a broker-dealer to sell shares of the Fund, in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Funds' transactions will be directed to a broker which sells shares of the Funds to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.


    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Funds and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the relevant funds and/or client accounts involved and the number of shares available from the public offering.



D. DIRECTED BROKERAGE



    During the fiscal period February 15, 2000 (commencement of operations) through June 30, 2000, the Funds did not pay any brokerage commissions to brokers because of research services provided.



E. REGULAR BROKER-DEALERS



    At June 30, 2000, Active Assets Institutional Money Trust held securities issued by: Banc of America Securities Inc with a market value of $158,416,000, SunTrust Bank, Atlanta with a market value of $25,000,000, Goldman Sachs Group Inc. with a market value of $19,952,606, Deutsche Bank Financial Inc. with a market value of $19,876,322, Bank of America, N.A. with a market of $18,000,000, Morgan (J.P.) and Co. Inc. with a market value of $9,987,361 and Merrill Lynch & Co. Inc. with a market value of $4,990,972.

    At June 30, 2000, Active Assets Premier Money Trust held securities issued by: Banc of America Securities LLC with a market value of $24,526,000, Goldman Sachs Group Inc. with a market value of $5,981,774, Morgan (J.P.) & Co. Inc. with a market value of $5,929,813, Bank of America, N.A. with a market value of $5,000,000, Deutsche Bank Financial Inc. with a market value of $3,958,685 and Merrill Lynch & Co. Inc. with a market value of $1,996,574.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the PROSPECTUS.

    The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Funds are required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.


    The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed) is provided in the Funds' PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Funds shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

    The price of each Fund's shares, called "net asset value," is based on the value of each respective Fund's portfolio securities.


    Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the investment. During such periods, the yield to investors in each Fund may differ somewhat from that obtained in a similar company which uses marked-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in either Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.


    The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of either Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by the Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Funds' Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of each Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the applicable Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Funds will notify their respective shareholders of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS
--------------------------------------------------------------------------------

    Each Fund intends to declare and pay all of its net investment income (and net short-term capital gains, if any) as dividends daily. Dividends are automatically reinvested in additional Fund shares at net asset value. Net income, for dividend purposes, includes accrued interest and amortization of acquisition, original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of each Fund, respectively. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund.

    The Trustees of the Funds may revise the dividend policy or postpone the payment of dividends if a Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    It has been and remains each Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


    TAXES. Each Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Funds will not be subject to federal income taxes, provided that each Fund distributes all of its taxable net investment income and all of its net realized gains to its shareholders.



    Gains or losses on sales of securities by each Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.



    Under certain tax rules, the Funds may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Funds receive no payments in cash on the security during the year. To the extent that the Funds invest in such securities, they would be required to pay out such accrued discount as an income distribution in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Funds or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Funds may realize a gain or loss from such sales. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.



    Shareholders normally will be subject to federal income tax, and state and/or local income taxes on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. Interest income and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Net long-term capital gains distributions are taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the shareholder receives such distribution in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%.


    It is not anticipated that the ordinary dividends or net long-term capital gains distributions will be eligible for the federal dividends received deduction available to corporations.


    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Funds of any taxable interest income and short-term capital gains.



    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount, if any, of dividends eligible for the federal dividends received deduction for corporations.

    Each Fund may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of shareholders with respect to distributions by the Fund may differ from federal tax treatment.

    Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    Each Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the section titled "Principal Underwriter."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    Each Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of each Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    Each Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of each Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of each Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by each Fund and changes in interest rates on such investments, but also on changes in each Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, each Fund's yield fluctuates.


    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST'S current yield for the seven days ended June 30, 2000 was 6.51%. The effective annual yield on June 30, 2000 was 6.72%, assuming daily compounding. ACTIVE ASSETS PREMIER MONEY TRUST'S current yield for the seven days ended June 30, 2000 was 6.39%. The effective annual yield on June 30, 2000 was 6.60%, assuming daily compounding.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of each Fund for its fiscal period ended June 30, 2000 included in the PROSPECTUS, and included and incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENTS the Funds have filed with the SEC. The complete REGISTRATION STATEMENT for each Fund may be obtained from the SEC.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the commencement of operations. Certain information reflects financial results for a single Fund share throughout the period. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.)


This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION.


                                                FOR THE
                                                 PERIOD
                                                FEBRUARY 15,
                                                 2000*
                                                THROUGH JUNE
                                                30, 2000
------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------
 Net asset value, beginning of period           $   1.00
------------------------------------------------------------
 Net income from investment operations             0.023
------------------------------------------------------------
 Less dividends from net investment income        (0.023)
------------------------------------------------------------
 Net asset value, end of period.                $   1.00
------------------------------------------------------------

 TOTAL RETURN                                       2.31%(1)
------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------
 Expenses                                           0.20%(2)(3)
------------------------------------------------------------
 Net investment income                              6.12%(2)(3)
------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------
 Net assets, end of period, in thousands.       $813,428
------------------------------------------------------------

* Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.31% and 6.01%, respectively for the period ended June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (46.7%)
           BANKING (1.8%)
$  5,000   Citicorp
             08/24/00........................................................         6.64%         $  4,952,622
  10,000   Morgan (J.P.) & Co. Inc.
             07/10/00........................................................         6.57             9,987,361
                                                                                                    ------------
                                                                                                      14,939,983
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL/EQUIPMENT/TRUCKS (1.7%)
  14,000   Caterpillar Financial Services Corp.
             07/06/00........................................................         6.52            13,992,475
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (6.7%)
  30,000   Associates Corp. of North America
             07/11/00........................................................         6.61            29,956,333
  24,800   General Electric Capital Corp.
             09/07/00 - 12/29/00.............................................      6.28 - 6.97        24,174,558
                                                                                                    ------------
                                                                                                      54,130,891
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.8%)
  23,000   Honeywell International
             07/19/00 - 08/25/00.............................................      6.56 - 6.65        22,865,457
                                                                                                    ------------
           FINANCE - AUTOMOTIVE (4.6%)
  13,000   DaimlerChrysler North America Holding Corp. 08/28/00..............         6.76            12,865,522
  25,000   Ford Motor Credit Co.
             07/06/00........................................................         6.82            24,985,813
                                                                                                    ------------
                                                                                                      37,851,335
                                                                                                    ------------
           FINANCE - CONSUMER (3.0%)
  19,800   New Center Asset Trust
             07/17/00 - 09/12/00.............................................      6.14 - 6.68        19,679,354
   5,000   Norwest Financial Inc.
             08/16/00........................................................         6.62             4,959,972
                                                                                                    ------------
                                                                                                      24,639,326
                                                                                                    ------------
           FINANCE - CORPORATE (5.1%)
  27,000   CIT Group Inc.
             07/07/00 - 08/22/00.............................................      6.63 - 6.64        26,861,923
  15,000   Ciesco, L.P.
             08/22/00........................................................         6.62            14,863,542
                                                                                                    ------------
                                                                                                      41,725,465
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           INTERNATIONAL BANKS (7.9%)
$ 10,000   Barclays U.S. Funding Corp.
             07/05/00........................................................         6.79%         $  9,996,233
  10,000   Commerzbank U.S. Finance Inc.
             08/23/00........................................................         6.75             9,905,934
   8,950   Cregem North America Inc.
             09/11/00........................................................         6.69             8,835,490
  20,000   Deutsche Bank Financial Inc.
             07/31/00 - 08/24/00.............................................      6.60 - 6.64        19,876,322
  10,000   Dresdner U.S. Finance Inc.
             09/06/00........................................................         6.70             9,881,014
   6,000   UBS Finance (Delaware) LLC
             09/05/00........................................................         6.71             5,929,600
                                                                                                    ------------
                                                                                                      64,424,593
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (3.1%)
  20,000   Goldman Sachs Group Inc.
             07/05/00 - 08/18/00.............................................      6.63 - 6.64        19,952,606
   5,000   Merrill Lynch & Co. Inc.
             07/13/00........................................................         6.58             4,990,972
                                                                                                    ------------
                                                                                                      24,943,578
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (3.8%)
  25,000   Merck & Co., Inc.
             07/07/00........................................................         6.86            24,980,972
   6,000   Schering Corp.
             09/19/00........................................................         6.37             5,919,270
                                                                                                    ------------
                                                                                                      30,900,242
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (3.1%)
  25,000   Halliburton Co.
             07/10/00........................................................         6.62            24,968,072
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (0.9%)
   7,000   Motorola Inc.
             07/26/00........................................................         6.58             6,970,841
                                                                                                    ------------
           UTILITIES (2.2%)
  18,000   National Rural Utilities Coop Finance Corp.
             08/17/00 - 09/27/00.............................................      6.63 - 6.71        17,792,124
                                                                                                    ------------

           TOTAL COMMERCIAL PAPER
           (COST $380,144,382)....................................................................   380,144,382
                                                                                                    ------------

           U.S. GOVERNMENT AGENCIES (23.5%)
   1,321   Federal Farm Credit Banks
             01/30/01........................................................         6.51             1,273,151
 188,433   Federal Home Loan Banks
             07/03/00 - 05/22/01.............................................      6.42 - 7.10      187,735,524

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
$  2,000   Federal Home Loan Mortgage Corp.
             03/01/01........................................................         6.45%         $  1,918,863
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (COST $190,927,538)....................................................................   190,927,538
                                                                                                    ------------

           CERTIFICATES OF DEPOSIT (8.1%)
   6,000   Citibank, N.A.
             10/03/00........................................................         6.61             6,000,000
  10,000   First Union National Bank
             07/27/00........................................................         6.65            10,000,000
  10,000   Fleet National Bank
             09/08/00........................................................         6.73            10,000,000
  15,000   Harris Trust & Savings Bank
             07/03/00........................................................         6.58            15,000,000
  25,000   SunTrust Bank, Atlanta
             07/21/00 - 09/11/00.............................................      6.65 - 6.70        25,000,000
                                                                                                    ------------

           TOTAL CERTIFICATES OF DEPOSIT
           (COST $66,000,000).....................................................................    66,000,000
                                                                                                    ------------

           SHORT-TERM BANK NOTE (2.2%)
  18,000   Bank of America, N.A.
             07/20/00 - 09/01/00
             (COST $18,000,000)..............................................      6.25 - 6.82        18,000,000
                                                                                                    ------------

           REPURCHASE AGREEMENT (19.5%)
 158,416   Banc of America Securities LLC
             6.90% due 07/03/00 (dated 06/30/00;
             proceeds $158,507,089) (a)
             (COST $158,416,000).............................................                        158,416,000
                                                                                                    ------------

TOTAL INVESTMENTS (COST $813,487,920) (b) ................................................  100.0%   813,487,920

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................    0.0        (59,625)
                                                                                            ------  ------------

NET ASSETS................................................................................  100.0%  $813,428,295
                                                                                            ------  ------------
                                                                                            ------  ------------

---------------------

(a) Collateralized by $54,440,512 Federal Home Loan Mortgage Corp. 6.00% - 7.50% due 03/01/07 - 06/01/30 valued at $48,938,784; and $128,347,040
     Federal National Mortgage Assoc. 6.00% - 8.50% due 07/01/14 - 07/01/30 valued at $112,645,536.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $813,487,920).........................................................................  $813,487,920
Cash..........................................................................................        10,498
Interest receivable...........................................................................       710,174
Deferred offering costs.......................................................................        78,644
Prepaid expenses..............................................................................        13,482
                                                                                                ------------

     TOTAL ASSETS.............................................................................   814,300,718
                                                                                                ------------

LIABILITIES:
Payable for:
    Dividends to shareholders.................................................................       439,469
    Investment management fee.................................................................       105,324
Offering costs................................................................................        64,660
Accrued expenses..............................................................................       262,970
                                                                                                ------------

     TOTAL LIABILITIES........................................................................       872,423
                                                                                                ------------

     NET ASSETS...............................................................................  $813,428,295
                                                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $813,380,139
Undistributed net investment income...........................................................        48,239
Net realized loss.............................................................................           (83)
                                                                                                ------------

     NET ASSETS...............................................................................  $813,428,295
                                                                                                ============

NET ASSET VALUE PER SHARE,
  813,428,295 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 15, 2000* THROUGH JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $13,225,324
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................      312,994
Registration fees..............................................................................      232,106
Offering costs.................................................................................       48,156
Professional fees..............................................................................       36,839
Custodian fees.................................................................................       17,222
Trustees' fees and expenses....................................................................        3,866
Other..........................................................................................        2,212
                                                                                                 -----------

     TOTAL EXPENSES............................................................................      653,395

Less: amounts waived/reimbursed................................................................     (236,070)
                                                                                                 -----------

     NET EXPENSES..............................................................................      417,325
                                                                                                 -----------

     NET INVESTMENT INCOME:....................................................................   12,807,999

     NET REALIZED LOSS.........................................................................          (83)
                                                                                                 -----------

NET INCREASE...................................................................................  $12,807,916
                                                                                                 ===========

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                                          FOR THE PERIOD
                                                                                        FEBRUARY 15, 2000*
                                                                                             THROUGH
                                                                                          JUNE 30, 2000
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................................................  $           12,807,999
Net realized loss...................................................................                     (83)
                                                                                      ----------------------

     NET INCREASE...................................................................              12,807,916

Dividends to shareholders from net investment income................................             (12,807,916)

Net increase from transactions in shares of beneficial interest.....................             813,328,295
                                                                                      ----------------------

     NET INCREASE...................................................................             813,328,295

NET ASSETS:
Beginning of period.................................................................                 100,000
                                                                                      ----------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $48,239)......................  $          813,428,295
                                                                                      ======================

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and had no operations other than those relating to organizational matters and issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (The "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $126,800 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the period ended June 30, 2000 aggregated $27,896,094,696 and $27,089,033,373, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager is the Fund's transfer agent.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                   FOR THE PERIOD
                                                                    FEBRUARY 15,
                                                                       2000*
                                                                      THROUGH
                                                                   JUNE 30, 2000
                                                                   ---------------
Shares sold......................................................   2,224,090,621
Shares issued in reinvestment of dividends.......................      12,368,447
                                                                   --------------
                                                                    2,236,459,068
Shares repurchased...............................................  (1,423,130,773)
                                                                   --------------
Net increase in shares outstanding...............................     813,328,295
                                                                   ==============

---------------------

 *   Commencement of operations.

5. FEDERAL INCOME TAX STATUS

As of June 30, 2000, the Fund had a permanent book/tax difference attributable to nondeductible expenses. To reflect reclassification arising from this difference, paid-in-capital was charged and undistributed net investment income was credited $48,156.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the period February 15, 2000 (commencement of operations) to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period February 15, 2000 (commencement of operations) to June 30, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2000, 3.25% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.


The report of PricewaterhouseCoopers LLP on the financial statement of the Fund as of
January 7, 2000 contained no adverse or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.



From January 7, 2000 through July 1, 2000 there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statement.


On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the period ended
June 30, 2000.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the commencement of operations. Certain information reflects financial results for a single Fund share throughout the period. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.)


This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION.


                                                FOR THE
                                                 PERIOD
                                                FEBRUARY 15,
                                                 2000*
                                                THROUGH JUNE
                                                30, 2000
------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------
 Net asset value, beginning of period           $   1.00
------------------------------------------------------------
 Net income from investment operations             0.023
------------------------------------------------------------
 Less dividends from net investment income        (0.023)
------------------------------------------------------------
 Net asset value, end of period                 $   1.00
------------------------------------------------------------

 TOTAL RETURN                                       2.29%(1)
------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------
 Expenses                                           0.30%(2)(3)
------------------------------------------------------------
 Net investment income                              6.02%(2)(3)
------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------
 Net assets, end of period, in thousands        $215,942
------------------------------------------------------------

* Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.54% and 5.78%, respectively for the period ended June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (77.7%)
           BANKING (2.8%)
$  6,000   Morgan (J.P.) & Co. Inc.
             09/05/00........................................................         6.69%         $  5,929,813
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (1.4%)
   3,050   Caterpillar Financial Services Corp. 07/06/00.....................         6.52             3,048,361
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (6.4%)
   7,000   Associates First Capital Corp.
             08/02/00 - 08/29/00.............................................      6.60 - 6.79         6,951,597
   7,000   General Electric Capital Corp.
             09/07/00 - 12/28/00.............................................      6.28 - 6.88         6,874,241
                                                                                                    ------------
                                                                                                      13,825,838
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.8%)
   6,000   Honeywell International
             07/25/00........................................................         6.68             5,975,763
                                                                                                    ------------
           FINANCE - AUTOMOTIVE (12.9%)
   4,000   American Honda Finance Corp.
             07/07/00........................................................         6.57             3,997,111
   7,000   BMW U.S. Capital Corp.
             08/08/00........................................................         6.61             6,954,220
   7,000   DaimlerChrysler North America Holding Corp.
             09/12/00........................................................         6.69             6,909,160
   6,000   Ford Motor Credit Co.
             07/10/00........................................................         6.60             5,992,358
   4,000   General Motors Acceptance Corp.
             07/21/00........................................................         6.57             3,986,940
                                                                                                    ------------
                                                                                                      27,839,789
                                                                                                    ------------
           FINANCE - CONSUMER (10.2%)
   7,000   American Express Credit Corp.
             08/14/00........................................................         6.60             6,946,672
   7,600   New Center Asset Trust
             07/17/00 - 08/30/00.............................................      6.14 - 6.66         7,557,067
   7,500   Norwest Financial Inc.
             07/11/00 - 08/16/00.............................................      6.61 - 6.62         7,469,433
                                                                                                    ------------
                                                                                                      21,973,172
                                                                                                    ------------
           FINANCE - CORPORATE (5.7%)
   5,500   CIT Group Inc.
             07/19/00 - 08/11/00.............................................      6.63 - 6.65         5,467,187
   7,000   Ciesco, L.P.
             07/06/00........................................................         6.60             6,996,173
                                                                                                    ------------
                                                                                                      12,463,360
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           FOOD & BEVERAGES (5.5%)
$  7,000   Coca-Cola Co.
             08/15/00........................................................         6.60%         $  6,945,402
   5,000   Heinz (H.J.) Co.
             07/12/00........................................................         6.60             4,991,825
                                                                                                    ------------
                                                                                                      11,937,227
                                                                                                    ------------
           INSURANCE (1.4%)
   3,000   American General Finance Corp.
             08/22/00........................................................         6.62             2,972,708
                                                                                                    ------------
           INTERNATIONAL BANKS (9.2%)
   6,000   Barclays U.S. Funding Corp.
             07/05/00........................................................         6.79             5,997,740
   4,000   Commerzbank U.S. Finance Inc.
             08/23/00........................................................         6.75             3,962,373
   4,000   Deutsche Bank Financial Inc.
             08/28/00........................................................         6.75             3,958,685
   3,000   UBS Finance (Delaware) LLC
             09/05/00........................................................         6.71             2,964,800
   3,000   Westpac Capital Corp.
             08/24/00........................................................         6.74             2,971,270
                                                                                                    ------------
                                                                                                      19,854,868
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (3.7%)
   6,000   Goldman Sachs Group Inc.
             07/05/00 - 08/18/00.............................................      6.63 - 6.64         5,981,774
   2,000   Merrill Lynch & Co. Inc.
             07/12/00 - 07/13/00.............................................      6.56 - 6.58         1,996,574
                                                                                                    ------------
                                                                                                       7,978,348
                                                                                                    ------------
           MAJOR CHEMICALS (1.0%)
   2,125   Dupont (E.I.) De Nemours
             07/07/00........................................................         6.57             2,123,465
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (2.8%)
   6,000   AT&T Corp.
             07/13/00........................................................         6.61             5,989,067
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (1.4%)
   3,000   Halliburton Co.
             07/10/00........................................................         6.57             2,996,208
                                                                                                    ------------
           PHARMACEUTICALS (2.3%)
   4,000   Merck & Co., Inc.
             07/07/00........................................................         6.86%            3,996,956
   1,000   Schering Corp.
             09/19/00........................................................         6.37               986,545
                                                                                                    ------------
                                                                                                       4,983,501
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATION EQUIPMENT (2.8%)
$  6,000   Motorola Inc.
             07/28/00 - 08/21/00.............................................     6.58 - 6.62%      $  5,959,712
                                                                                                    ------------
           UTILITIES (5.6%)
   4,000   Duke Energy Corp.
             07/05/00........................................................         6.58             3,998,551
   8,000   National Rural Utilities Coop Finance Corp.
             08/17/00 - 09/27/00.............................................      6.63 - 6.71         7,919,287
                                                                                                    ------------
                                                                                                    $ 11,917,838
                                                                                                    ------------

           TOTAL COMMERCIAL PAPER
           (COST $167,769,038)....................................................................   167,769,038
                                                                                                    ------------

           CERTIFICATES OF DEPOSIT (6.0%)
   1,000   Citibank, N.A.
             10/03/00........................................................         6.61             1,000,000
   3,000   First Union National Bank
             07/27/00........................................................         6.65             3,000,000
   4,000   Fleet National Bank
             09/08/00........................................................         6.73             4,000,000
   5,000   Harris Trust & Savings Bank
             07/03/00........................................................         6.58             5,000,000
                                                                                                    ------------

           TOTAL CERTIFICATES OF DEPOSIT
           (COST $13,000,000).....................................................................    13,000,000
                                                                                                    ------------

           U.S. GOVERNMENT AGENCY OBLIGATIONS (2.6%)
   4,500   Federal Home Loan Banks
             12/29/00 - 05/22/01.............................................      6.42 - 7.10         4,250,958
   1,500   Federal Home Loan Mortgage Corp.
             03/01/01........................................................         6.45             1,439,148
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (COST $5,690,106)......................................................................     5,690,106
                                                                                                    ------------

           SHORT-TERM BANK NOTE (2.6%)
   5,000   Bank of America N.A.
             07/20/00 - 09/01/00
             (COST $5,000,000)...............................................     6.25 - 6.82%         5,000,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL                             DESCRIPTION
AMOUNT IN                                 AND
THOUSANDS                            MATURITY DATES                                                    VALUE
----------------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENT (11.1%)
$ 24,526   Banc of America Securities LLC
             6.90% due 07/03/00 (dated 06/30/00;
             proceeds $24,540,102) (a)
             (COST $24,526,000)..............................................                       $ 24,526,000
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $215,985,144) (B)...................................................................  100.0%   215,985,144

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................    0.0        (42,929)
                                                                                            ------  ------------

NET ASSETS................................................................................  100.0%  $215,942,215
                                                                                            ------  ------------
                                                                                            ------  ------------

---------------------

(a) Collateralized by $23,674,466 Federal Home Loan Mortgage Corp. 6.50% - 7.00% due 07/01/29 - 01/01/30 valued at $21,935,303; and $3,852,705 Federal
     National Mortgage Assoc. 6.50% due 11/01/28 valued at $3,081,218.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $215,985,144).........................................................................  $215,985,144
Cash..........................................................................................        22,206
Interest receivable...........................................................................       149,369
Deferred offering costs.......................................................................        78,644
Prepaid expenses..............................................................................         2,297
                                                                                                ------------

     TOTAL ASSETS.............................................................................   216,237,660
                                                                                                ------------

LIABILITIES:
Payable for:
    Dividends to shareholders.................................................................       113,824
    Investment management fee.................................................................        25,060
Offering costs................................................................................        64,660
Accrued expenses..............................................................................        91,901
                                                                                                ------------

     TOTAL LIABILITIES........................................................................       295,445
                                                                                                ------------

     NET ASSETS...............................................................................  $215,942,215
                                                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $215,894,059
Undistributed net investment income...........................................................        48,156
                                                                                                ------------

     NET ASSETS...............................................................................  $215,942,215
                                                                                                ============

NET ASSET VALUE PER SHARE,
  215,942,215 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 15, 2000* THROUGH JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME.................................................................................  $3,403,089
                                                                                                  ----------

EXPENSES
Investment management fee.......................................................................     134,340
Registration fees...............................................................................      63,165
Offering costs..................................................................................      48,156
Professional fees...............................................................................      36,839
Trustees' fees and expenses.....................................................................       3,896
Custodian fees..................................................................................       2,487
Transfer agent fees and expenses................................................................         197
Other...........................................................................................       2,384
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................     291,464

Less: amounts waived/reimbursed.................................................................    (130,256)
                                                                                                  ----------

     NET EXPENSES...............................................................................     161,208
                                                                                                  ----------

NET INVESTMENT INCOME...........................................................................   3,241,881
                                                                                                  ==========

---------------------

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                                          FOR THE PERIOD
                                                                                        FEBRUARY 15, 2000*
                                                                                              ENDED
                                                                                          JUNE 30, 2000
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................................................  $            3,241,881
Dividends to shareholders from net investment income................................              (3,241,881)
Net increase from transactions in shares of beneficial interest.....................             215,842,215
                                                                                      ----------------------

     NET INCREASE...................................................................             215,842,215

NET ASSETS:
Beginning of period.................................................................                 100,000
                                                                                      ----------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $48,156)......................  $          215,942,215
                                                                                      ======================

---------------------

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Premier Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $126,800 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.25% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.30% of the daily net assets of the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the period ended June 30, 2000 aggregated $3,348,501,214 and $3,135,098,543, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager is the Fund's transfer agent.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                   FOR THE PERIOD
                                                                    FEBRUARY 15,
                                                                       2000*
                                                                      THROUGH
                                                                   JUNE 30, 2000
                                                                   ---------------
Shares sold......................................................     419,255,828
Shares issued in reinvestment of dividends.......................       3,128,057
                                                                   --------------
                                                                      422,383,885
Shares repurchased...............................................    (206,541,670)
                                                                   --------------
Net increase in shares outstanding...............................     215,842,215
                                                                   ==============

5. FEDERAL INCOME TAX STATUS

As of June 30, 2000, the Fund had a permanent book/tax difference attributed to nondeductible expenses. To reflect reclassification arising from this difference, paid-in-capital was charged and undistributed net investment income was credited $48,156.

---------------------

 *   Commencement of operations.

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS PREMIER MONEY TRUST

We have audited the accompanying statement of assets and liabilities of Active Assets Premier Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the period February 15, 2000 (commencement of operations) to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Premier Money Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period
February 15, 2000 (commencement of operations) to June 30, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2000, 1.61% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                       ACTIVE ASSETS PREMIER MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.


The report of PricewaterhouseCoopers LLP on the financial statement of the Fund as of
January 7, 2000 contained no adverse or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.



From January 7, 2000 through July 1, 2000 there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statement.


On July 1, 2000 the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the period ended
June 30, 2000.

                       ACTIVE ASSETS PREMIER MONEY TRUST

                     ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

                            PART C OTHER INFORMATION

Item 23.     EXHIBITS:

       1. (a) --    Declaration of Trust of the Registrant, dated November 23,
                    1999, is incorporated by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on
                    November 29, 1999.

       1. (b) --    Amendment to the Declaration of Trust of the Registrant,
                    dated January 26, 2000, filed herein.

       2.     --    By-Laws of the Registrant, dated November 23, 1999, is
                    incorporated by reference to Exhibit 2 of the Initial
                    Registration Statement on Form N-1A, filed on November 29,
                    1999.

       3.     --    None.

       4.     --    Form of Investment Management Agreement between the
                    Registrant and Morgan Stanley Dean Witter Advisors Inc., is incorporated by reference to Exhibit 4 of Pre-Effective
                    Amendment No. 1 to the Registration Statement on Form N-1A, filed on January 11, 2000.

       5. (a) --    Form of Distribution Agreement between the Registrant and
                    Morgan Stanley Dean Witter Distributors Inc., is incorporated by reference to Exhibit 5(a) of Pre-Effective
                    Amendment No. 1 to the Registration Statement on Form N-1A, filed on January 11, 2000.

       5. (b) --    Form of Selected Dealers Agreement, is incorporated by
                    reference to Exhibit 5(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on January 11, 2000.

       6.     --    Not applicable.

       7.     --    Form of Custodian Agreement, is incorporated by reference to
                    Exhibit 7 of Pre-Effective Amendment No. 1 to the
                    Registration Statement on Form N-1A, filed on January 11,
                    2000.

       8. (a) --    Form of Transfer Agency and Service Agreement between the
                    Registrant and Morgan Stanley Dean Witter Trust FSB, is incorporated by reference to Exhibit 8(a) of Pre-Effective
                    Amendment No. 1 to the Registration Statement on Form N-1A, filed on January 11, 2000.

       8. (b) --    Form of Services Agreement between Morgan Stanley Dean
                    Witter Advisors Inc. and Morgan Stanley Dean Witter Services
                    Company Inc., is incorporated by reference to Exhibit 8(b) of Pre-Effective Amendment No. 1 to the Registration
                    Statement on Form N-1A, filed on January 11, 2000.

       9. (a) --    Opinion of Barry Fink, Esq., is incorporated by reference to
                    Exhibit 9(a) of Pre-Effective Amendment No. 1 to the
                    Registration Statement on Form N-1A, filed on January 11,
                    2000.

       9. (b) --    Opinion of Lane Altman & Owens LLP, is incorporated by
                    reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on January 11, 2000.

       10.    --    Consent of Independent Accountants, filed herein.

       11.    --    Not applicable.

       12.    --    Investment Letter of Morgan Stanley Dean Witter Advisors
                    Inc., is incorporated by reference to Exhibit 12 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on January 11, 2000.

       13.    --    Not applicable.

       14.    --    Not applicable.

       15.    --    Not applicable.

       16 (a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

       16 (b). Code of Ethics of the Morgan Stanley Dean Witter Funds, filed herein.

       Other  --    Powers of Attorney, is incorporated by reference to Exhibit
                    Other of Pre-Effective Amendment No. 1 to the Registration
                    Statement on Form N-1A, filed on January 11, 2000.  The
                    Power of Attorney of James F. Higgins is filed herein.

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

                None

Item 25.   INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

             Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)      Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)      Morgan Stanley Dean Witter California Quality Municipal Securities
(3)      Morgan Stanley Dean Witter Government Income Trust
(4)      Morgan Stanley Dean Witter High Income Advantage Trust
(5)      Morgan Stanley Dean Witter High Income Advantage Trust II
(6)      Morgan Stanley Dean Witter High Income Advantage Trust III
(7)      Morgan Stanley Dean Witter Income Securities Inc.
(8)      Morgan Stanley Dean Witter Insured California Municipal Securities
(9)      Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)     Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)     Morgan Stanley Dean Witter Insured Municipal Securities

(12)     Morgan Stanley Dean Witter Insured Municipal Trust
(13)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)     Morgan Stanley Dean Witter Municipal Income Trust
(17)     Morgan Stanley Dean Witter Municipal Income Trust II
(18)     Morgan Stanley Dean Witter Municipal Income Trust III
(19)     Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)     Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)     Morgan Stanley Dean Witter Prime Income Trust
(22)     Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)     Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)     Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund
(9)      Morgan Stanley Dean Witter American Opportunities Fund
(10)     Morgan Stanley Dean Witter Balanced Growth Fund
(11)     Morgan Stanley Dean Witter Balanced Income Fund
(12)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)     Morgan Stanley Dean Witter Capital Growth Securities
(15)     Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS
         PORTFOLIO"
(16)     Morgan Stanley Dean Witter Convertible Securities Trust
(17)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)     Morgan Stanley Dean Witter Diversified Income Trust
(19)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)     Morgan Stanley Dean Witter Equity Fund
(21)     Morgan Stanley Dean Witter European Growth Fund Inc.
(22)     Morgan Stanley Dean Witter Federal Securities Trust
(23)     Morgan Stanley Dean Witter Financial Services Trust
(24)     Morgan Stanley Dean Witter Fund of Funds
(25)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)     Morgan Stanley Dean Witter Global Utilities Fund
(27)     Morgan Stanley Dean Witter Growth Fund
(28)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)     Morgan Stanley Dean Witter Health Sciences Trust
(30)     Morgan Stanley Dean Witter High Yield Securities Inc.
(31)     Morgan Stanley Dean Witter Income Builder Fund
(32)     Morgan Stanley Dean Witter Information Fund
(33)     Morgan Stanley Dean Witter Intermediate Income Securities
(34)     Morgan Stanley Dean Witter International Fund
(35)     Morgan Stanley Dean Witter International SmallCap Fund
(36)     Morgan Stanley Dean Witter Japan Fund
(37)     Morgan Stanley Dean Witter Latin American Growth Fund
(38)     Morgan Stanley Dean Witter Limited Term Municipal Trust

(39)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)     Morgan Stanley Dean Witter Market Leader Trust
(41)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)     Morgan Stanley Dean Witter New Discoveries Fund
(45)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)     Morgan Stanley Dean Witter Next Generation Trust
(48)     Morgan Stanley Dean Witter North American Government Income Trust
(49)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)     Morgan Stanley Dean Witter Real Estate Fund
(51)     Morgan Stanley Dean Witter S&P 500 Index Fund
(52)     Morgan Stanley Dean Witter S&P 500 Select Fund
(53)     Morgan Stanley Dean Witter Select Dimensions Investment Series
(54)     Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(55)     Morgan Stanley Dean Witter Short-Term Bond Fund
(56)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)     Morgan Stanley Dean Witter Small Cap Growth Fund
(58)     Morgan Stanley Dean Witter Special Value Fund
(59)     Morgan Stanley Dean Witter Strategist Fund
(60)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)     Morgan Stanley Dean Witter Technology Fund
(64)     Morgan Stanley Dean Witter Total Market Index Fund
(65)     Morgan Stanley Dean Witter Total Return Trust
(66)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(67)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(68)     Morgan Stanley Dean Witter Utilities Fund
(69)     Morgan Stanley Dean Witter Value-Added Market Series
(70)     Morgan Stanley Dean Witter Value Fund
(71)     Morgan Stanley Dean Witter Variable Investment Series
(72)     Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and
Director                            Director of Morgan Stanley Dean Witter Distributors
                                    Inc. ("MSDW Distributors") and Morgan Stanley
                                    Dean Witter Trust FSB ("MSDW Trust"); President,
                                    Chief Executive Officer and Director of Morgan
                                    Stanley Dean Witter Services Company Inc. ("MSDW
                                    Services"); President of the Morgan Stanley Dean Witter
                                    Funds; Executive Vice President and Director of
                                    Dean Witter Reynolds Inc. ("DWR"); Director of
                                    various MSDW subsidiaries; Trustee of various Van
                                    Kampen investment companies.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Barry Fink                          General Counsel of Asset Management of MSDW;
Executive Vice President,           Executive Vice President, Secretary, General Counsel
Secretary, General Counsel          and Director of MSDW Services; Vice President and
and Director                        Secretary of MSDW Distributors; Vice President,
                                    Secretary and General Counsel of the Morgan Stanley
                                    Dean Witter Funds.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds;
Executive Vice President            Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer
Executive Vice President,           and Director of MSDW Services; Vice President of the
Chief Administrative                Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
Director of the Research
Group

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW
                                    Trust; Vice President of the Morgan Stanley
                                    Dean Witter Funds.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds.

Thomas Chronert
First Vice President

Richard Colville                    First Vice President and Controller of MSDW
First Vice President                Services and MSDW Distributors
and Controller

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW Distributors and the Morgan Stanley
                                    Dean Witter Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Utilities Fund.

Sean Aurigemma
Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark                         Vice President of Morgan Stanley Dean Witter Market
Vice President                      Leader Trust

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                        Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
June Ewers
Vice President

Jeffrey D. Geffen                   Vice President of Morgan Stanley Dean Witter U.S.
Vice President                      Government Securities Trust

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President

Ellen Gold
Vice President

Amy Golub
Vice President

Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Matthew T. Haynes                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann Jr.                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter R. McDowell
Vice President

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Anne Pickrell
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Competitive
Vice President                      Edge Fund.

Sally Sancimino                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Ronald B. Silvestri                 Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Herbert Simon
Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Martha Slezak
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President

Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

         The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.   PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund
(9)      Morgan Stanley Dean Witter American Opportunities Fund
(10)     Morgan Stanley Dean Witter Balanced Growth Fund
(11)     Morgan Stanley Dean Witter Balanced Income Fund
(12)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)     Morgan Stanley Dean Witter Capital Growth Securities
(15)     Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS
         PORTFOLIO"
(16)     Morgan Stanley Dean Witter Convertible Securities Trust
(17)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)     Morgan Stanley Dean Witter Diversified Income Trust
(19)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)     Morgan Stanley Dean Witter Equity Fund
(21)     Morgan Stanley Dean Witter European Growth Fund Inc.
(22)     Morgan Stanley Dean Witter Federal Securities Trust
(23)     Morgan Stanley Dean Witter Financial Services Trust
(24)     Morgan Stanley Dean Witter Fund of Funds
(25)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)     Morgan Stanley Dean Witter Global Utilities Fund
(27)     Morgan Stanley Dean Witter Growth Fund
(28)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)     Morgan Stanley Dean Witter Health Sciences Trust
(30)     Morgan Stanley Dean Witter High Yield Securities Inc.
(31)     Morgan Stanley Dean Witter Income Builder Fund
(32)     Morgan Stanley Dean Witter Information Fund
(33)     Morgan Stanley Dean Witter Intermediate Income Securities
(34)     Morgan Stanley Dean Witter International Fund
(35)     Morgan Stanley Dean Witter International SmallCap Fund
(36)     Morgan Stanley Dean Witter Japan Fund
(37)     Morgan Stanley Dean Witter Latin American Growth Fund
(38)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)     Morgan Stanley Dean Witter Market Leader Trust
(41)     Morgan Stanley Dean Witter Mid-Cap Equity Trust

(42)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)     Morgan Stanley Dean Witter New Discoveries Fund
(45)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)     Morgan Stanley Dean Witter Next Generation Trust
(48)     Morgan Stanley Dean Witter North American Government Income Trust
(49)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)     Morgan Stanley Dean Witter Prime Income Trust
(51)     Morgan Stanley Dean Witter Real Estate Fund
(52)     Morgan Stanley Dean Witter S&P 500 Index Fund
(53)     Morgan Stanley Dean Witter S&P 500 Select Fund
(54)     Morgan Stanley Dean Witter Short-Term Bond Fund
(55)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)     Morgan Stanley Dean Witter Small Cap Growth Fund
(57)     Morgan Stanley Dean Witter Special Value Fund
(58)     Morgan Stanley Dean Witter Strategist Fund
(59)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(60)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(62)     Morgan Stanley Dean Witter Technology Fund
(63)     Morgan Stanley Dean Witter Total Market Index Fund
(64)     Morgan Stanley Dean Witter Total Return Trust
(65)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(66)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(67)     Morgan Stanley Dean Witter Utilities Fund
(68)     Morgan Stanley Dean Witter Value-Added Market Series
(69)     Morgan Stanley Dean Witter Value Fund
(70)     Morgan Stanley Dean Witter Variable Investment Series
(71)     Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                     POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS

James F. Higgins         Director

Philip J. Purcell        Director

John Schaeffer           Director

Charles Vadala           Senior Vice President and Financial Principal.

Item 28.   LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.   MANAGEMENT SERVICES

         Registrant is not a party to any such management-related service contract.

Item 30.   UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of August, 2000.

                                     ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

                                     By: /s/ Barry Fink
                                        ------------------------------
                                             Barry Fink
                                             Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.1 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                 TITLE                               DATE

(1) Principal Executive Officer     Chairman, Chief Executive Officer
                                    and Trustee

By:/s/ Charles A. Fiumefreddo                                           08/28/00
   ------------------------------
       Charles A. Fiumefreddo

(2) Principal Financial Officer     Treasurer and Principal
                                    Accounting Officer

By: /s/ Thomas F. Caloia                                                08/28/00
   ------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/ Barry Fink                                                      08/28/00
   ------------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        John L. Schroeder

By: /s/ David M. Butowsky                                               08/28/00
   ------------------------------
        David M. Butowsky
        Attorney-in-Fact

                     ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
                                  EXHIBIT INDEX

1.       Amendment to the Declaration of Trust, dated January 26, 2000.

10.      Consent of Independent Accountants.

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc.

16(b).   Code of Ethics of the Morgan Stanley Dean Witter Funds.

Other    Power of Attorney of James F. Higgins.